Financial assets at amortized cost - Securities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Financial assets at Amortized Cost - Securities
The Financial assets at amortized cost - Securities are as follows:

	12/31/2019			12/31/2018
	Amortized Cost	Expected Loss	Net Amortized Cost	Amortized Cost	Expected Loss	Net Amortized Cost
Brazilian government securities (1a)	56,355	(52)	56,303	54,064	(58)	54,006
Government securities – abroad	17,226	—	17,226	6,700	(3)	6,697
Colombia	335	—	335	356	(3)	353
Chile	621	—	621	256	—	256
Korea	3,427	—	3,427	1,385	—	1,385
Spain	4,984	—	4,984	2,411	—	2,411
United States	80	—	80	19	—	19
Mexico	7,763	—	7,763	2,258	—	2,258
Uruguay	16	—	16	15	—	15
Corporate debt securities (1b)	59,538	(2,601)	56,937	49,631	(3,585)	46,046
Rural product note	5,388	(47)	5,341	4,181	(178)	4,003
Bank deposit certificates	54	—	54	123	—	123
Real estate receivables certificates	5,844	(2)	5,842	9,876	(361)	9,515
Debentures	41,053	(2,532)	38,521	29,001	(3,013)	25,988
Eurobonds and others	1,083	(1)	1,082	4,005	(2)	4,003
Promissory notes	5,001	(3)	4,998	1,069	(14)	1,055
Other	1,115	(16)	1,099	1,376	(17)	1,359

Total	133,119	(2,653)	130,466	110,395	(3,646)	106,749

(1)
Financial Assets at Amortized Cost – Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Customers were: a) R$ 9,583 (R$ 24,988 at 12/31/2018) and b) R$ 17,457 (R$ 8,860 at 12/31/2018), totaling R$ 27,040 (R$ 33,848 at 12/31/2018).

Summary of Amortized Cost of Financial Assets at Amortized Cost
The amortized cost of Financial assets at amortized cost - Securities by maturity is as follows:

	12/31/2019		12/31/2018
	Amortized Cost	Net Amortized Cost	Amortized Cost	Net Amortized Cost
Current	30,113	29,766	14,661	14,119
Up to one year	30,113	29,766	14,661	14,119
Non-current	103,006	100,700	95,734	92,630
From one to five years	57,120	56,178	51,820	50,970
From five to ten years	34,599	33,512	31,318	29,802
After ten years	11,287	11,010	12,596	11,858

Total	133,119	130,466	110,395	106,749

Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages
Reconciliation of expected loss to financial assets at amortized cost - securities, segregated by stages:

Stage 1	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2019
Financial assets at amortized cost	(223)	36	(38)	48	74	—	(75)	(20)	(198)

Brazilian government securities	—	7	—	—	—	—	(59)	—	(52)
Government securities - other countries - Colombia	(4)	5	(3)	2	—	—	—	—	—
Corporate debt securities	(219)	24	(35)	46	74	—	(16)	(20)	(146)
Rural product note	(7)	4	(7)	1	—	—	—	—	(9)
Real estate receivables certificates	(2)	—	(4)	23	—	—	—	(19)	(2)
Debentures	(206)	19	(21)	20	74	—	(16)	(1)	(131)
Eurobond and others	(2)	—	—	1	—	—	—	—	(1)
Promissory notes	(2)	1	(3)	1	—	—	—	—	(3)

Stage 2	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2019
Financial assets at amortized cost	(824)	82	(2)	66	75	619	(74)	—	(58)

Brazilian government securities	(59)	—	—	—	59	—	—	—	—
Corporate debt securities	(765)	82	(2)	66	16	619	(74)	—	(58)
Rural product note	—	(8)	(2)	—	—	5	—	—	(5)
Debentures	(765)	90	—	66	16	614	(74)	—	(53)

Stage 3	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2019
Financial assets at amortized cost	(2,599)	(35)	(193)	1,029	20	—	—	(619)	(2,397)

Corporate debt securities	(2,599)	(35)	(193)	1,029	20	—	—	(619)	(2,397)
Rural product note	(173)	(3)	(50)	198	—	—	—	(5)	(33)
Real estate receivables certificates	(361)	16	—	326	19	—	—	—	—
Debentures	(2,037)	(48)	(127)	477	1	—	—	(614)	(2,348)
Promissory notes	(11)	—	—	11	—	—	—	—	—
Other	(17)	—	(16)	17	—	—	—	—	(16)

Stage 1	Expected loss 12/31/2017	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2018
Financial assets at amortized cost	(76)	(82)	(28)	14	—	—	(51)	—	(223)

Government securities - other countries - Colombia	(3)	1	(2)	—	—	—	—	—	(4)
Corporate debt securities	(73)	(83)	(26)	14	—	—	(51)	—	(219)
Rural product note	(9)	5	(7)	4	—	—	—	—	(7)
Real estate receivables certificates	(9)	5	—	2	—	—	—	—	(2)
Debentures	(52)	(93)	(18)	8	—	—	(51)	—	(206)
Eurobond and others	(2)	—	—	—	—	—	—	—	(2)
Promissory notes	(1)	—	(1)	—	—	—	—	—	(2)

Stage 2	Expected loss 12/31/2017	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2018
Financial assets at amortized cost	(368)	(26)	(561)	6	51	74	—	—	(824)

Brazilian government securities	(65)	6	—	—	—	—	—	—	(59)
Corporate debt securities	(303)	(32)	(561)	6	51	74	—	—	(765)
Rural product note	—	11	(22)	—	—	11	—	—	—
Real estate receivables certificates	(5)	(1)	—	—	—	6	—	—	—
Debentures	(284)	(30)	(539)	1	51	36	—	—	(765)
Eurobond and others	—	(5)	—	5	—	—	—	—	—
Other	(14)	(7)	—	—	—	21	—	—	—

Stage 3	Expected loss 12/31/2017	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2018
Financial assets at amortized cost	(4,738)	742	(594)	2,065	—	—	—	(74)	(2,599)

Corporate debt securities	(4,738)	742	(594)	2,065	—	—	—	(74)	(2,599)
Rural product note	(148)	(105)	(36)	127	—	—	—	(11)	(173)
Real estate receivables certificates	(2,046)	447	—	1,244	—	—	—	(6)	(361)
Debentures	(2,522)	401	(558)	678	—	—	—	(36)	(2,037)
Promissory notes	(22)	(5)	—	16	—	—	—	—	(11)
Others	—	4	—	—	—	—	—	(21)	(17)